VANECK VIP GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 98.0%
Australia : 4.1%
Glencore Plc (GBP) 1,719,300 $ 6,292,856
Rio Tinto Plc (ADR) 79,400 4,770,352
11,063,208
Belgium : 0.8%
TITAN AMERICA SA (USD) * 169,900 2,297,048
Underline
Brazil : 4.9%
JBS S/A 1,280,400 9,224,167
Suzano SA * 445,100 4,129,291
13,353,458
Canada : 21.1%
Agnico Eagle Mines Ltd.
(USD) 62,122 6,734,646
Alamos Gold, Inc. (USD) 180,900 4,837,266
ARC Resources Ltd. † 148,600 2,987,386
Barrick Gold Corp. (USD) 284,374 5,528,231
Capstone Copper Corp. * 486,600 2,505,615
Cenovus Energy, Inc. (USD) † 80,700 1,122,537
Franco-Nevada Corp. (USD) 34,700 5,467,332
Ivanhoe Mines Ltd. * † 123,413 1,047,988
Kinross Gold Corp. (USD) 508,300 6,409,663
Nutrien Ltd. (USD) † 125,465 6,231,846
Pan American Silver Corp.
(USD) 137,400 3,549,042
Suncor Energy, Inc. 117,500 4,549,599
Teck Resources Ltd. (USD) 113,200 4,123,876
West Fraser Timber Co.
Ltd. † 29,300 2,250,463
57,345,490
China : 1.2%
PetroChina Co. Ltd. (HKD) 3,877,000 3,143,307
Underline
France : 4.3%
Nexans SA 27,500 2,699,761
TotalEnergies SE 138,400 8,917,517
11,617,278
Jersey, Channel Islands : 0.7%
Yellow Cake Plc 144A * † 369,900 2,013,233
Underline
Luxembourg : 0.4%
ArcelorMittal SA (USD) 41,300 1,191,505
Underline
Netherlands : 0.8%
OCI NV * 188,056 2,183,767
Underline
South Africa : 3.8%
Anglo American Plc (GBP) 239,000 6,698,777
Gold Fields Ltd. (ADR) 166,700 3,682,403
10,381,180
Spain : 0.0%
Soltec Power Holdings SA *
†∞ 38,800 53,198
Underline
United Kingdom : 5.3%
Shell Plc (ADR) 196,600 14,406,848
Underline
United States : 49.6%
Alcoa Corp. 115,800 3,531,900
Antero Resources Corp. * 106,500 4,306,860
Archer-Daniels-Midland Co. 47,000 2,256,470
Number
of Shares Value
United States (continued)
Baker Hughes Co. 31,500 $ 1,384,425
Ball Corp. 43,400 2,259,838
Bunge Global SA 48,600 3,714,012
Chevron Corp. 43,600 7,293,844
Commercial Metals Co. 55,200 2,539,752
ConocoPhillips 30,343 3,186,622
Corteva, Inc. 121,333 7,635,486
Diamondback Energy, Inc. 11,888 1,900,653
EQT Corp. 79,700 4,258,371
Expand Energy Corp. 39,000 4,341,480
Exxon Mobil Corp. 115,026 13,680,042
FLOWCO HOLDINGS INC
CL A * 16,790 430,663
FMC Corp. 141,600 5,974,104
Freeport-McMoRan, Inc. 208,200 7,882,452
Graphic Packaging Holding
Co. † 101,000 2,621,960
Hormel Foods Corp. 87,600 2,710,344
Ingredion, Inc. 16,800 2,271,528
Kirby Corp. * 27,400 2,767,674
Marathon Petroleum Corp. 8,200 1,194,658
MasTec, Inc. * 10,100 1,178,771
Mosaic Co. 42,500 1,147,925
MP Materials Corp. * † 118,400 2,890,144
Newmont Corp. 114,796 5,542,351
Nucor Corp. 19,300 2,322,562
Ormat Technologies, Inc. 60,080 4,251,862
Permian Resources Corp. 200,949 2,783,144
Phillips 66 37,000 4,568,760
Steel Dynamics, Inc. 18,400 2,301,472
Tyson Foods, Inc. 95,300 6,081,093
United States Steel Corp. † 92,200 3,896,372
Valero Energy Corp. 33,800 4,463,966
Weyerhaeuser Co. 185,600 5,434,368
135,005,928
Zambia : 1.0%
First Quantum Minerals Ltd.
(CAD) * 199,900 2,687,929
Underline
Total Common Stocks
(Cost: $219,885,238) 266,743,377
MONEY MARKET FUND : 2.0%
(Cost: $5,438,843)
Invesco Treasury Portfolio -
Institutional Class 5,438,843 5,438,843
Underline
Total Investments Before Collateral for
Securities Loaned: 100.0%
(Cost: $225,324,081) 272,182,220

VANECK VIP GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
3.0%
Money Market Fund: 3.0%
(Cost: $8,106,034)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 8,106,034 $ 8,106,034
Total Investments: 103.0%
(Cost: $233,430,115) 280,288,254
Liabilities in excess of other assets: (3.0)% (8,143,560)
NET ASSETS: 100.0% $ 272,144,694
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $23,831,187.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.